Document and Entity Information	May 19, 2026
Cover [Abstract]
Entity Registrant Name	Six Flags Entertainment Corporation/NEW
Amendment Flag	false
Entity Central Index Key	0001999001
Document Type	8-K
Document Period End Date	May 19, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-42157
Entity Tax Identification Number	93-4097909
Entity Address, Address Line One	8701 Red Oak Blvd.
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28217
City Area Code	(704)
Local Phone Number	414-4700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	FUN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false